Employee Retirement and Profit Sharing Plans - Retirement and Profit Sharing Plan Expenses (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plans	$ 1,804	$ 1,781	$ 1,256
Defined contribution plans	2,210	2,386	2,277
Multiemployer pension and certain union plans	1,658	1,591	1,511
Total	$ 5,672	$ 5,758	$ 5,044